SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2005
Equity, Class of Treasury Stock [Line Items]
Average cost per share of shares purchased (in dollars per share)	$ 12.45
Shares repurchased and held as treasury stock	2,540,255		2,540,255	2,540,255
Shares owned by public shareholders	2,545,433		2,545,433	2,545,433
Number of common shares purchased under employee stock ownership plan (ESOP)					452,295
Aggregate cost of common stock purchased under employee stock ownership plan (ESOP)					$ 4,500,000
Par value of stock bought from and sold to the Federal Home Loan Bank	$ 100
Advertising expense	$ 156,000	$ 92,000	$ 275,000	$ 425,000
Prudential Mutual Holding Company
Equity, Class of Treasury Stock [Line Items]
Average cost per share of shares purchased (in dollars per share)	$ 10.30		$ 10.30
Shares owned by Prudential Mutual Holding Company (MHC)	7,478,062		7,478,062	7,478,062
Shares repurchased and held as treasury stock	568,000		568,000